JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2013, as supplemented

J.P. Morgan Funds

JPMorgan Alternative Strategies Fund

Prospectus dated November 1, 2013, as supplemented

JPMorgan Commodities Strategy Fund

Prospectus dated February 28, 2014

JPMorgan Diversified Real Return Fund

Prospectus dated December 27, 2013

JPMorgan Global Allocation Fund

JPMorgan Total Emerging Markets Fund

Prospectuses dated February 28, 2014, as supplemented

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

Prospectuses dated February 28, 2014

JPMorgan Systematic Alpha Fund

Prospectus dated July 31, 2014

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Dynamic Income Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Prospectuses dated July 1, 2014, as supplemented

JPMorgan Emerging Markets Corporate Debt Fund

Prospectus dated July 1, 2014,

as supplemented August 29, 2014

JPMorgan Emerging Markets Local Currency Debt Fund

JPMorgan International Currency Income Fund

Prospectus dated February 28, 2014, as supplemented

JPMorgan Floating Rate Income Fund

Prospectus dated December 27, 2013

JPMorgan Global Bond Opportunities Fund

Prospectus dated March 15, 2014

JPMorgan Income Fund

Prospectus dated February 8, 2014

J.P. Morgan International Equity Funds

JPMorgan Asia Pacific Fund

Prospectus dated February 28, 2014,

as supplemented June 11, 2014

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectus dated February 28, 2014,

as supplemented June 30, 2014

JPMorgan Emerging Markets Equity Income Fund

Prospectus dated December 6, 2013

JPMorgan Global Equity Income Fund

Prospectus dated February 28, 2014, as supplemented

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated February 28, 2014

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2014, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2013, as supplemented

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2014, as supplemented

SUP-CLASSA-914

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

Prospectus dated November 1, 2013, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

Prospectus dated November 1, 2013, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Global Natural Resources Fund

Prospectus dated February 28, 2014

JPMorgan Market Neutral Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated February 28, 2014

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2014

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated February 28, 2014

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated July 1, 2014

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2013, as supplemented

JPMorgan Equity Low Volatility Income Fund

JPMorgan Opportunistic Equity Long/Short Fund

Prospectuses dated August 27, 2014

JPMorgan Hedged Equity Fund

Prospectus dated December 11, 2013,

as supplemented May 19, 2014

JPMorgan Multi-Cap Long/Short Fund

Prospectus dated February 28, 2014

JPMorgan Research Equity Long/Short Fund

Prospectus dated February 28, 2014,

as supplemented May 16, 2014

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2014

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectuses dated February 28, 2014,

as supplemented June 30, 2014

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2013, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectus dated July 1, 2014, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2013, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2013, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2013, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 27, 2013, as supplemented

(Class A Shares)

Supplement dated September 2, 2014

to the Prospectuses as dated above, as supplemented

Effective immediately, the following change is made to the “Waiver of the Class A Sales Charge” portion of the “How to Do Business with the Funds” section of the prospectuses:

Item 10 is hereby deleted in its entirety and replaced with the following:

10.	Purchased in Individual Retirement Accounts (IRAs) established prior to September 2, 2014:

i.	that were established through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”) or an IRA that was subsequently established in connection with the RPS Rollover IRA;

ii.	where JPMorgan Institutional Investments Inc. continues to be the broker of record for the IRA; and

iii.	where State Street Bank & Trust Company continues to serve as custodian for the IRA.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE